Financial Instruments - Summary of Financial Instruments Measured at Fair Value (Parenthetical) (Detail) $ in Thousands	12 Months Ended
	Mar. 31, 2020 USD ($)	Mar. 31, 2019 Multiple
Other Investments [Member]
Disclosure Of Financial Instruments [Line Items]
Risk adjusted discount rate, Significant unobservable inputs	17.00%	17.00%
Other Investments [Member] | Bottom of Range [Member]
Disclosure Of Financial Instruments [Line Items]
Forecast annual revenue growth rate, Significant unobservable inputs	(47.00%)	20.00%
Forecast EBITDA margin, Significant unobservable inputs	(13.00%)	(12.00%)
Other Investments [Member] | Top of Range [Member]
Disclosure Of Financial Instruments [Line Items]
Forecast annual revenue growth rate, Significant unobservable inputs	50.00%	50.00%
Forecast EBITDA margin, Significant unobservable inputs	26.00%	25.00%
Other Liabilities Related to Business Combination [Member]
Disclosure Of Financial Instruments [Line Items]
Risk adjusted discount rate, Significant unobservable inputs	10.20%
Expected cash flow | $	$ 16,710
Right to Receive Equity Stake in Travel Entity [Member]
Disclosure Of Financial Instruments [Line Items]
Revenue multiple | Multiple		4.89